Financial income and expenses - Financial income and expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income and expenses [Abstract]
Interest income, total	€ 31	€ 40	€ 43
Interest income on loans and receivables	8	12	15
Interest income on cash and cash equivalents	22	28	28
Dividend Income From Financial Assets	2	64	4
Net Gains From Disposal Of Financial Assets	6	1	3
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		7
Other finance income (cost)	12	14	15
Finance income, total	51	126	65
Interest expense, total	188	222	342
Interest expense on borrowings	158	177	288
Interest expense on finance leases	7	8	7
Interest expense (income), net defined benefit liability (asset)	23	37	48
Provision-related accretion and interest	15	22	(44)
Net foreign exchange loss	2	2	1
Impairment loss on financial assets	(0)	2	24
Gains (losses) on financial assets at fair value through profit or loss	1		4
Other finance cost	58	15	180
Finance costs, total	264	263	507
Finance income (cost), total	€ (213)	€ (137)	€ (442)